Document and Entity Information Document	Mar. 27, 2023
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Mar. 27, 2023
Document Period End Date	Mar. 27, 2023
Amendment Flag	false
Entity Registrant Name	Rise Gold Corp.
Entity Address, Address Line One	650-669 Howe Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 0B4
Entity Incorporation, State Country Name	NV
City Area Code	604
Local Phone Number	260-4577
Entity File Number	000-53848
Entity Central Index Key	0001424864
Entity Emerging Growth Company	true
Entity Tax Identification Number	30-0692325
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false